Customer deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits - Customers
Financial liabilities
Schedule of financial liabilities

	12/31/2020	12/31/2021

Classification:
Financial liabilities at fair value through profit or loss	130,292	114,078
Financial liabilities at amortized cost	742,201	777,886
	872,493	891,964
Type:
Repurchase agreements	138,616	131,639
Demand deposits:
Current accounts	499,458	541,257
Other deposits	43,860	22,760
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	23,052	—
Others	20,808	22,760
Time deposits:
Fixed-term deposits	189,686	195,431
Accrued interest	873	877
	872,493	891,964
Currency:
Peso	785,713	798,976
USD	86,780	92,987
Other currencies	—	1
	872,493	891,964